Document and Entity Information - shares	12 Months Ended
	Jan. 31, 2019	May 01, 2019
Document And Entity Information
Entity Registrant Name	NAKED BRAND GROUP Ltd
Entity Central Index Key	0001707919
Document Type	20-F
Document Period End Date	Jan. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019